Net Loss per Share Applicable to Common Shareholder - Net Loss per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Common stock options	3,584,150	65,430
Common stock warrants - equity treatment	2,548,632	2,556,133
Common stock warrants - liability treatment	49,557,865	103,284
Excluded potentially dilutive securities	55,690,647	2,724,847